North Capital Funds Trust

Supplement dated October 6, 2022
to the Prospectus and Statement of Additional Information dated August 26, 2022
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Effective September 24, 2022, Christopher Kellett resigned as Treasurer of the North Capital Funds Trust (the “Trust”). Any references to Christopher Kellett in the Statement of Additional Information (“SAI”) should be disregarded.

Effective September 24, 2022, the Board of Trustees (the “Board”) of the Trust appointed Daniel Watson as an Officer of the Trust to serve as Treasurer.

The following replaces the tables in the SAI that provides information regarding (1) each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, (2) each Trustee who is not an “interested person” and (3) each Officer of the Trust:

			Number of	Other
			Portfolios in	Directorships
	Position,		Fund	Held by
Name Address[2]	Term of Office[3]		Complex[1]	Trustee
and Year of	& Length of Time	Principal Occupation(s)	Overseen by	During
Birth	Served	During Past 5 Years	Trustee	Past 5 Years
Karen Fleck	Trustee, since 2019	Rented.com, Chief Financial Officer (April 2019	1	None
Year: 1983		to Present); StartIt Advisors, Founder/CEO
(November 2018-Present); Realty Mogul, Chief
Operations Officer (March 2015-November
2018); American Assets Capital Advisers LLC,
Chief Financial Officer (March 2011-March
2015)

Nivine Richie	Trustee, since 2019	University of North Carolina Wilmington,	1	None
Year: 1967		Professor (August 2007 – Present)

David Wieder	Trustee, since 2019	HerMoney Media Inc, Co-Founder, President	1	None
Year: 1966
and Treasurer (May 2018 – Nov 2019); Committed Capital LLC, Managing Principal (June 2002- Present); Worth Financial Holdings, Chairman CEO and Director (May 2018- Present); Washington Montessori School, Trustee (May 2015-Present); The W O’Neil Foundation, Investment Committee Chairman (July 2016 - Present)

1.	The “Fund Complex” consists of the North Capital Treasury Money Market Fund.
2.	The address for each Trustee listed is c/o North Capital Funds Trust, 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.
3.	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

			Number of	Other
			Portfolios in	Directorships
	Position,		Fund	Held by
Name Address[3]	Term of Office[2]		Complex[1]	Trustee
and Year of	& Length of Time	Principal Occupation(s)	Overseen by	During
Birth	Served	During Past 5 Years	Trustee	Past 5 Years
James P. Dowd[4]	Interested Trustee	North Capital, Inc., Chief Executive Officer	1	None
Year: 1964	and President,	(October 2008-Present); North Capital
	since 2019	Investment Technology Inc., Chief Executive
Officer (January 2014-Present)

Rhonda Davis	Chief Compliance	Bates Group LLC, Managing Director of the Compliance Practice (July 2021- Present); Cobia Compliance LLC, Regulatory Consultant (February 2009- July 2021)	N/A	N/A
Year: 1968	Officer, since 2019

Daniel Watson Year: 1985	Treasurer, since 2022
North Capital Inc., Chief Financial Officer (September 2022-Present); Impartner, Inc., Corporate Controller (July 2021-Present); Motorola Solutions, Inc., Director of Accounting, Software Enterprise (April 2021- July 2021) and Sr. Manager of Accounting (January 2020 – April 2021); Spillman Technologies, Inc., Controller (August 2017 – January 2020)
			N/A	N/A
Michael Weaver	Secretary, since 2019	North Capital Inc. and North Capital Private	N/A	N/A
Year: 1982		Securities Corporation, Managing Director and
Head of Asset Management and Trading (January 2015-
Present).

1.	The “Fund Complex” consists of the North Capital Treasury Money Market Fund.
2.	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
3.	The address for each Trustee and Officer listed is c/o North Capital Funds Trust, 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.
4.	Mr. Dowd is considered an “interested person” of the Trust because he is the founder and Chief Executive Officer of North Capital, Inc., the adviser to the Fund.

This Supplement, dated October 6, 2022, and the Prospectus and Statement of Additional Information dated August 26, 2022, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 833-2-NCFUND or 833-262-3863.